SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - Warrants [member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.66%	3.55%
Expected volatility	140.00%	139.39%
Expected life	2 years 10 months 28 days	3 years 1 month 28 days
Expected dividend yield	0.00%	0.00%